Legal proceedings update	6 Months Ended
Jun. 30, 2020
Legal proceedings update [abstract]
Legal proceedings update [text block]
8. Legal proceedings update
A number of Novartis companies are, and will likely continue to be, subject to various legal proceedings, including litigations, arbitrations and governmental investigations, that arise from time to time. Legal proceedings are inherently unpredictable. As a result, the Group may become subject to substantial liabilities that may not be covered by insurance and may in the future incur judgments or enter into settlements of claims that could have a material adverse effect on its results of operations or cash flow. Note 20 to the Consolidated Financial Statements in our 2019 Annual Report and 2019 Form 20-F contains a summary as of the date of these reports of significant legal proceedings to which Novartis or its subsidiaries were a party. The following is a summary as of July 20, 2020 of significant developments in those proceedings, as well as any new significant proceedings commenced since the date of the 2019 Annual Report and 2019 Form 20-F.
Investigations and related litigations
Government generic pricing antitrust investigations, antitrust class actions
Since 2016, Sandoz Inc. received grand jury subpoenas and a civil investigative demand and interrogatories from the Antitrust and Civil Divisions of the US Department of Justice (DOJ) in connection with alleged price fixing and market allocation of generic drugs in the US market as well as alleged False Claims Act violations. Sandoz Inc. reached a resolution with the DOJ Antitrust Division, pursuant to which Sandoz Inc. agreed to pay USD 195 million and entered into a deferred prosecution agreement. The Sandoz resolution related to instances of misconduct at the company between 2013 and 2015 with regard to certain generic drugs sold in the United States. Under the terms of that agreement, Sandoz Inc. will continue to take steps to enhance its compliance program, employee training and monitoring, and will continue to cooperate with the US government’s ongoing investigation into the generic pharmaceutical industry. Sandoz Inc. is also in negotiations with the DOJ Civil Division to resolve potential related claims and has recorded a provision of USD 186 million.
Southern District of New York (S.D.N.Y.) marketing practices investigation and litigation
In 2013, the US government filed a civil complaint in intervention to an individual qui tam action against Novartis Pharmaceuticals Corporation (NPC) in the United States District Court (USDC) for the S.D.N.Y. The complaint, as subsequently amended, asserted federal False Claims Act (FCA) and common law claims with respect to speaker programs and other promotional activities for certain NPC cardiovascular medications ( Lotrel,  Starlix and  Valturna) allegedly serving as mechanisms to provide kickbacks to healthcare professionals (HCPs). Also in 2013, New York State filed a civil complaint in intervention asserting similar claims. In July 2020, Novartis finalized its settlement agreement with the S.D.N.Y, the New York State Attorney General and the individual relator to resolve their claims. As part of this settlement, Novartis will pay USD 0.7 billion, and has agreed to new corporate integrity obligations with the Office of Inspector General of the US Department of Health & Human Services. As of June 30, a provision in the amount of USD 0.7 billion remained accrued in the Innovative Medicines Division for this matter. As of July 20, 2020, USD 0.6 billion have been paid out of this provision.
U.S. Government Foreign Corrupt Practices Act (FCPA) investigations
In June 2020, Novartis reached settlements with the DOJ and the US Securities and Exchange Commission (SEC) resolving all Foreign Corrupt Practices Act (FCPA) investigations into historical conduct by Novartis and its subsidiaries. These investigations were previously disclosed in Note 20 to the Consolidated Financial Statements in our 2019 Annual Report and 2019 Form 20-F under the headings “Greece investigation,” “South Korea investigation” and “Asia/Russia investigation.” As part of the coordinated resolution of these investigations, Novartis and certain of its current and former subsidiaries agreed to pay USD 0.3 billion. As of June 30, 2020, a provision in the amount of USD 0.1 billion remained accrued. As of July 20, 2020, USD 0.1 billion have been paid out of this provisions. To resolve the DOJ investigation, Novartis Hellas S.A.C.I. entered into a deferred prosecution agreement (“Novartis Hellas DPA”) pertaining to inappropriate economic benefits provided to Greek healthcare professionals from 2012 to 2015 in connection with the ophthalmology product Lucentis. The Novartis Hellas DPA also covers books and records issues pertaining to the Lucentis conduct and to conduct related to a 2009 epidemiological study. The resolutions contain no allegations relating to any bribery of Greek politicians, which is consistent with what Novartis found in its own internal investigation. Alcon Pte Ltd, a former Novartis subsidiary, has entered into a separate deferred prosecution agreement with the DOJ (“Alcon DPA”) pertaining to inappropriate economic benefits provided to Vietnamese healthcare professionals and books and records violations from 2011 to 2014 in Vietnam. This conduct related to a consultancy program run by a distributor in Vietnam. To resolve the SEC investigation, Novartis AG reached an agreement pertaining to internal controls and books and records violations in Greece, Vietnam and South Korea. The violations in Greece pertain to the Lucentis-related conduct covered in the Novartis Hellas DPA as well as controls issues with Novartis Hellas post-approval studies identified by internal review in 2012 and resolved by 2013. In Vietnam, the violations relate to the activities involving an Alcon distributor that are the subject of the Alcon DPA. In South Korea, the violations relate to conduct for which Novartis has already taken responsibility in South Korea, where Novartis is in the final stages of resolving these issues with the local authorities. The SEC agreement also addresses certain internal controls and books and records issues related to Alcon China’s placement of surgical devices.
In addition to the matters described above, there have been other developments in the other legal matters described in Note 20 to the Consolidated Financial Statements contained in our 2019 Annual Report and 2019 Form 20-F.
Novartis believes that its total provisions for investigations, product liability, arbitration and other legal matters are adequate based upon currently available information. However, given the inherent difficulties in estimating liabilities, there can be no assurance that additional liabilities and costs will not be incurred beyond the amounts provided.